UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 135.0%
Corporate — 2.7%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,506,150
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	820	880,491
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,775	6,880,162
State of New York Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,361,343

		12,628,146
County/City/Special District/School District — 29.0%
City of New York New York, GO, Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	945	1,109,638
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	566,705
Series E, 5.00%, 8/01/32	2,000	2,334,760
Series E, 5.50%, 8/01/25	5,500	6,898,595
Series E, 5.00%, 8/01/30	2,000	2,336,260
City of New York New York, GO, Series E:
Series A-1, 5.00%, 8/01/35	2,350	2,713,192
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,855,024
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	5,000	5,711,250
4.00%, 11/15/45	1,200	1,236,768
5.00%, 11/15/45	11,465	13,013,921
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	6,505	7,505,599
5.00%, 7/01/33	1,375	1,549,378

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (b)	$1,380	$524,731
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	907,832
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,608,745
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,150	6,326,136
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,257,926
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,687,815
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	950	1,080,872
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,422,224
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,943,872
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,688,135
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,360,615
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,107,160
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,160,550
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	2,250	2,743,650
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,443,671
(AGC), 5.00%, 2/15/47	305	317,758
(AGC), 5.00%, 2/15/47	7,370	7,678,287
(AGM), 5.00%, 2/15/47	7,530	7,844,980

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A (continued):
(NPFGC), 4.50%, 2/15/47	$11,905	$12,308,699
(NPFGC), 5.00%, 2/15/47	1,500	1,559,790
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,944,253
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,451,920
4 World Trade Center Project, 5.75%, 11/15/51	1,755	2,024,796
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	960,207
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,530	3,897,791
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,138,626

		135,222,131
Education — 24.3%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	282,660
5.00%, 12/01/32	100	112,733
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,266,087
Build New York City Resource Corp., Refunding RB, Series A, 5.00%, 6/01/43	450	501,723
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	112,001
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	1,775	2,036,120
American Museum of Natural History, 5.00%, 7/01/41	750	851,235

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB, Series A (continued):
Carnegie Hall, 4.75%, 12/01/39	$3,150	$3,475,552
Carnegie Hall, 5.00%, 12/01/39	1,850	2,067,948
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	3,170,775
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,535	6,198,923
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	685	781,825
5.00%, 7/01/43	2,480	2,810,906
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,240	1,407,115
4.00%, 7/01/39	605	625,449
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,324,942
5.00%, 12/01/36	1,100	1,265,528
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	715	761,125
5.00%, 7/01/42	445	467,895
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	355,923
5.38%, 9/01/41	125	139,349
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	568,395
5.25%, 7/01/36	700	787,472

2	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	$500	$571,195
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 7/01/39	750	827,520
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,066,670
Fordham University, Series A, 5.00%, 7/01/28	175	199,637
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,627,739
General Purpose, Series A, 5.00%, 2/15/36	4,500	5,110,515
New School (AGM), 5.50%, 7/01/43	3,265	3,737,935
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (c)	1,000	1,143,040
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,644,885
New York University, Series B, 5.00%, 7/01/34	400	446,400
New York University, Series B, 5.00%, 7/01/42	3,000	3,384,750
New York University, Series C, 5.00%, 7/01/18 (c)	2,000	2,206,420
Series C, 5.00%, 12/15/16 (c)	1,000	1,046,710
Siena College, 5.13%, 7/01/39	1,345	1,450,959
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	850,410
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,697,310
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,710,060
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,170,020

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Barnard College, Series A, 5.00%, 7/01/34	$900	$1,039,239
Barnard College, Series A, 4.00%, 7/01/37	850	882,232
Barnard College, Series A, 5.00%, 7/01/43	1,500	1,697,520
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,136,240
Fordham University, 5.00%, 7/01/44	1,900	2,129,178
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,200	1,348,596
Icahn School of Medicine at Mount Sinai, Series A, 4.00%, 7/01/40	1,000	1,017,530
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/17 (c)	4,500	4,797,270
New York University, Series A, 5.00%, 7/01/31	3,000	3,486,390
New York University, Series A, 5.00%, 7/01/37	4,180	4,767,248
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,477,639
Rochester Institute of Technology, 5.00%, 7/01/42	750	837,600
St. John’s University, Series A, 5.00%, 7/01/37	2,400	2,709,744
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,610,187
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,568,139
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,678,232

		113,446,840
Health — 9.8%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,983,168

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	$500	$567,910
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,293,693
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,909,379
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	460	510,057
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,476,814
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,500,403
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	5,500	5,835,665
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,000	1,003,550
New York University Hospitals Center, Series A, 5.75%, 7/01/31	2,680	3,071,387
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,800	2,053,728
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (c)	1,825	2,099,955
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,039,840
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	685	712,290
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (c)	1,000	1,064,740

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB, Series A (continued):
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	$2,000	$2,198,660
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	2,645	3,041,089
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	7,375	8,179,686

		45,542,014
Housing — 1.9%
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	767,805
Series A-1-A, 5.45%, 11/01/46	1,335	1,357,215
Series H-1, 4.70%, 11/01/40	1,000	1,017,370
Series H-2-A, 5.20%, 11/01/35	835	853,378
Series H-2-A, 5.35%, 5/01/41	600	617,460
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,075	1,107,551
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,006,260
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,005,660

		8,732,699
State — 20.1%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,548,399
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,422,320
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,385,980

4	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
City of New York New York Transitional Finance Authority, BARB (continued):
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	$1,250	$1,410,825
Fiscal 2015, Series S-1, 5.00%, 7/15/43	2,980	3,358,728
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	3,750	3,906,675
Series S-2 (NPFGC), 4.25%, 1/15/34	3,220	3,315,924
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/31	7,000	7,280,000
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	2,500	2,825,675
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,636,200
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	8,070	8,859,407
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,419,040
General Purpose, Series B, 5.00%, 3/15/42	4,600	5,165,754
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	275,693
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,912,515
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,662,775
Series B, 5.00%, 3/15/37	1,500	1,754,235
State Personal Income Tax, Series A, 5.00%, 2/15/43	495	555,994
State Supported Debt, Series A, 5.00%, 3/15/44	4,850	5,515,226
State of New York Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/17 (c)	450	484,115

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, Refunding RB (continued):
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	$5,000	$5,465,400
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,007,800
Series E, 5.25%, 3/15/33	1,000	1,202,810
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series A (AMBAC), 5.00%, 4/01/16 (c)	8,700	8,838,417
2nd General Highway & Bridge Trust, Series B, 5.00%, 4/01/27	1,000	1,067,950
Transportation, Series A, 5.00%, 3/15/32	2,740	3,166,234
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,311,120

		93,755,211
Tobacco — 1.1%
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	1,875	1,820,719
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	1,500	1,672,125
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	1,495	1,687,421

		5,180,265
Transportation — 30.0%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,153,370
Series A, 5.00%, 11/15/30	3,000	3,461,070
Series A-1, 5.25%, 11/15/33	1,620	1,919,133
Series A-1, 5.25%, 11/15/34	1,620	1,912,766
Series B, 5.25%, 11/15/44	1,000	1,153,250
Series C, 6.50%, 11/15/28	6,015	6,961,641
Series D, 5.25%, 11/15/41	2,000	2,340,500

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, RB (continued):
Series E, 5.00%, 11/15/38	$8,750	$9,907,800
Series E, 5.00%, 11/15/43	1,000	1,123,330
Series H, 5.00%, 11/15/25	1,000	1,187,890
Sub-Series B, 5.00%, 11/15/25	1,000	1,198,650
Metropolitan Transportation Authority, Refunding RB, Series D, 5.00%, 11/15/30	885	1,032,919
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	13,214,420
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,315	1,406,379
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,844,850
Consolidated, 183rd Series, 4.00%, 6/15/44	7,250	7,553,630
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	7,830	7,831,174
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	4,000	4,008,360
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	19,821,455
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,117,960
179th Series, 5.00%, 12/01/38	1,390	1,606,812
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	4,000	4,079,920
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,308,410
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	285	287,631

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued):
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	$750	$828,480
Consolidated, 189th Series, 5.00%, 5/01/45	2,305	2,640,055
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	1,750	2,078,562
5.00%, 1/01/31	1,000	1,175,390
General, Series I, 5.00%, 1/01/37	4,245	4,779,318
General, Series I, 5.00%, 1/01/42	4,270	4,771,938
Series J, 5.00%, 1/01/41	5,000	5,602,600
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,088,511
5.00%, 11/15/45	820	938,982
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (b)	9,170	4,993,799
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,144,320
General, Series A, 5.25%, 11/15/45	1,280	1,496,090
General, Series A, 5.00%, 11/15/50	3,000	3,395,790
Series C, 5.00%, 11/15/38	1,385	1,525,439
Sub-Series A, 5.00%, 11/15/28	2,500	2,940,275
Sub-Series A, 5.00%, 11/15/29	875	1,021,694

		139,854,563
Utilities — 16.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	3,500	3,581,410
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,711,740

6	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Fiscal 2011, Series BB, 5.00%, 6/15/31	$1,000	$1,141,160
Fiscal 2011, Series GG, 5.00%, 6/15/43	2,070	2,357,150
Fiscal 2015, Series HH, 5.00%, 6/15/39	2,250	2,598,728
Series DD, 5.00%, 6/15/32	5,750	6,284,865
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	2,375	2,628,436
Series B, 5.00%, 9/01/45 (d)	780	873,163
Long Island Power Authority, Refunding RB, Electric Systems:
General, Series A, 5.00%, 9/01/44	1,285	1,431,220
General, Series A (AGC), 6.00%, 5/01/19 (c)	1,500	1,753,350
General, Series B (AGM), 5.00%, 6/01/16 (c)	3,500	3,582,495
Series A (AGC), 5.75%, 4/01/39	1,000	1,134,020
New York City Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2016, Series BB, 4.00%, 6/15/46	2,735	2,820,414
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	3,170	3,669,529
State of New York Environmental Facilities Corp., Refunding RB:
Series A, 5.00%, 6/15/40	1,545	1,794,162
Series A, 5.00%, 6/15/45	7,935	9,122,473
Series B, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	3,200	3,699,232
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,884,956
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	2,755	2,750,895
Series E, 5.00%, 12/15/41	15,490	17,772,297

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	$1,065	$1,201,192

		74,792,887

Total Municipal Bonds in New York		629,154,756
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,320,947
Puerto Rico — 0.8%
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,300	3,552,681
Total Municipal Bonds - 136.1%		634,028,384

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New York — 23.5%
County/City/Special District/School District — 4.1%
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (f)	10,000	11,329,200
Sub-Series I-1, 5.00%, 3/01/36	2,500	2,845,375
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,849,584
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,995,784

		19,019,943
Education — 4.8%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,294,923

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, LRB, State University Dormitory Facilities:
, 5.00%, 7/01/35	$4,448	$5,080,723
, 5.25%, 7/01/19 (c)	5,000	5,583,500
State of New York Dormitory Authority, RB, New York University, Series A (c):
5.00%, 7/01/18	5,498	6,066,087
(AMBAC), 5.00%, 7/01/17	2,999	3,196,751

		22,221,984
State — 6.5%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	5,999	6,846,102
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	7,380	8,781,905
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,721,500
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	2,500	2,882,225
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	5,458	5,987,552

		30,219,284
Transportation — 4.8%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	9,362,074
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,405	3,926,408
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	8,500	9,121,350

		22,409,832
Utilities — 3.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,458,921

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	$7,151	$8,306,395
Series FF-2, 5.50%, 6/15/40	2,400	2,722,591

		15,487,907

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.5%		109,358,950
Total Long-Term Investments (Cost — $692,130,178) — 159.6%		743,387,334

Short-Term Securities — 3.1%	Shares	Value
BIF New York Municipal Money Fund, 0.00% (g)(h)	14,742,857	14,742,857
Total Short-Term Securities (Cost — $14,742,857) — 3.1%		14,742,857
Total Investments (Cost — $706,873,035*) — 162.7%		758,130,191
Other Assets Less Liabilities — 1.5%		6,965,434
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.9)%		(55,598,698)
VRDP Shares, at Liquidation Value — (52.3)%		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$465,896,927

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$651,649,418

Gross unrealized appreciation	$51,696,831
Gross unrealized depreciation	(794,434)

Net unrealized appreciation	$50,902,397

8	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of period end.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $8,472,762.

(g)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Net Income
BIF New York Municipal Money Fund	3,034,667	11,708,190	14,742,857	—

(h)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Derivative Financial Instruments outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized (Depreciation)
(44)	10-Year U.S. Treasury Note	March 2016	$5,563,250	$(11,064)
(21)	Long U.S. Treasury Bond	March 2016	$3,234,000	(10,530)
(4)	Ultra U.S. Treasury Bond	March 2016	$633,750	(2,568)
(25)	5-Year U.S. Treasury Note	March 2016	$2,966,992	(427)
Total				$(24,589)

Fair Value Hierarchy as of period end

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust ‘s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$743,387,334	—	$743,387,334
Short-Term Securities	$14,742,857	—	—	14,742,857

Total	$14,742,857	$743,387,334	—	$758,130,191

[1] See above Schedule of Investments for values in each sector.

10	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest Rate Contracts	$(24,589)	$—	$—	$(24,589)

[1]    Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$169,850	$—	$—	$169,850
Liabilities:
TOB Trust Certificates	$—	$(55,578,376)	$—	$(55,578,376)
VRDP Shares	—	(243,600,000)	—	(243,600,000)

Total	$169,850	$(299,178,376)	$—	$(299,008,526)

During the period ended November 30, 2015, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2015	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	January 22, 2016